                            BB&T MUTUAL FUNDS GROUP

                              CLASS A AND B SHARES

                         Supplement dated June 22, 1998
                      to Prospectus dated February 1, 1998

     Capital terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     1. Under "HOW TO PURCHASE AND REDEEM SHARES" -- AUTO INVEST PLAN on page 44, the third and fourth sentences are deleted in their entirety and replaced as follows:

          The required minimum initial investment when opening an account using the Auto Invest Plan is $25 per Fund; the minimum amount for subsequent automatic investments in a Fund is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or supplemental sign-up form that can be acquired by calling the Distributor and attach a voided check and (for new Shareholders only) send a check for the initial $25 Fund Share purchase.

     2. Under "HOW TO PURCHASE AND REDEEM SHARES" -- AUTO WITHDRAWAL PLAN on page 48, the first paragraph is deleted in its entirety and replaced as follows:

          BB&T Mutual Funds Group Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares and Class B Shares of a Fund. With Shareholder authorization, the Group's transfer agent will automatically redeem Class A Shares and Class B Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. In certain cases, Class B Shareholders may redeem using the Auto Withdrawal Plan without paying a contingent deferred sales charge as described in "How To Purchase and Redeem Shares -- Contingent Deferred Sales Charge." Shareholders participating in the Auto Withdrawal Plan must maintain a minimum account balance of $1,000 in the Fund from which Class A Shares or Class B Shares are being redeemed. Purchase of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

     3. Under "HOW TO PURCHASE AND REDEEM SHARES" -- CONTINGENT DEFERRED SALES CHARGE on page 43, the following sales waiver is added to the last paragraph as follows:

               (iii) provided that the Shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature.

     4. Under "OTHER INVESTMENT PRACTICES" on page 29, the third paragraph regarding the Group's securities lending policy is deleted and replaced in its entirety as follows:

          In order to generate additional income, each Fund except the North Carolina Fund and the South Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T and/or a Fund's respective subadviser has determined are creditworthy under guidelines established by the Group's Board of Trustees. The Group will employ one or more securities lending agents to initiate and effect securities lending transactions for the Group. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will lend only on a fully collateralized basis in order to reduce such risk. During the time portfolio securities are on loan, the Fund is entitled to receive any dividends or interest paid on such securities. Additionally, cash collateral received will be invested on behalf of the Fund exclusively in money market instruments. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. Each Fund will restrict its securities lending to 33 1/3% of its total assets.

     5. Under "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" on page 58, a new provision is added as follows:

          PORTFOLIO BROKERAGE. When placing orders for the Group's securities transactions, BB&T or a Fund's respective sub-adviser will use its judgment to obtain best price and execution. The full range and quality of brokerage services available are considered in making these determinations. BB&T or a Fund's respective sub-adviser may use a qualified affiliated broker or dealer of BB&T to execute the Group's transactions when it reasonably believes that commissions (or prices) charged and transaction quality will be at least comparable to those available from other qualified brokers or dealers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                            BB&T MUTUAL FUNDS GROUP

                                  TRUST SHARES

                         Supplement dated June 22, 1998
                      to Prospectus dated February 1, 1998

     Capital terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     1. On page 26 under "OTHER INVESTMENT PRACTICES" the second full paragraph regarding the Group's securities lending policy is deleted and replaced in its entirety as follows:

          In order to generate additional income, each Fund except the North Carolina Fund and the South Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T and/or a Fund's respective sub-adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees. The Group will employ one or more securities lending agents to initiate and effect securities lending transactions for the Group. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will lend only on a fully collateralized basis in order to reduce such risk. During the time portfolio securities are on loan, the Fund is entitled to receive any dividends or interest paid on such securities. Additionally, cash collateral received will be invested on behalf of the Fund exclusively in money market instruments. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. Each Fund will restrict its securities lending to 33 1/3% of its total assets.

     2. Under "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" on page 46, a new provision is added as follows:

          Portfolio Brokerage. When placing orders for the Group's securities transactions, BB&T or a Fund's respective sub-adviser will use its judgment to obtain best price and execution. The full range and quality of brokerage services available are considered in making these determinations. BB&T or a Fund's respective sub-adviser may use a qualified affiliated broker or dealer of BB&T to execute the Group's transactions when it reasonably believes that commissions (or prices) charged and transaction quality will be at least comparable to those available from other qualified brokers or dealers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

                            BB&T MUTUAL FUNDS GROUP

                               MONEY MARKET FUNDS
                                 CLASS A SHARES
                               TRUST CLASS SHARES

                         Supplement dated June 22, 1998
                      to Prospectus dated February 1, 1998

     Capital terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     1. Under "HOW TO PURCHASE AND REDEEM SHARES" -- "AUTO INVEST PLAN" on page 15, the third and fourth sentences are deleted in their entirety and replaced as follows:

          The required minimum initial investment when opening an account using the Auto Invest Plan is $25 per Fund; the minimum amount for subsequent automatic investments in a Fund is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or supplemental sign-up from that can be acquired by calling the Distributor and attach a voided check and (for new Shareholders only) send a check for the initial $25 Fund Share purchase.

     2. On page 12 under "SECURITIES LENDING" the section is deleted and replaced in its entirety as follows:

          In order to generate additional income, each Money Market Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T and/or a Fund's sub-adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees. The Group will employ one or more securities lending agents to initiate and effect securities lending transactions for the Group. While the lending of securities may subject a Money Market Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, a Money Market Fund will lend only on a fully collateralized basis in order to reduce such risk. During the time portfolio securities are on loan, the Money Market Fund is entitled to receive any dividends or interest paid on such securities. Additionally, cash collateral received will be invested on behalf of the Money Market Fund exclusively in money market instruments. While a Money Market Fund will not have the right to vote securities on loan, each Money Market Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. Each Money Market Fund will restrict its securities lending to 33 1/3% of its total assets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                            BB&T MUTUAL FUNDS GROUP
                           SMALL COMPANY GROWTH FUND
                                  TRUST SHARES

                         Supplement dated June 22, 1998
                      to Prospectus dated February 1, 1998

     Capital terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     1. On page 12 under "OTHER INVESTMENT PRACTICES" the first paragraph regarding the Group's securities lending policy is deleted and replaced in its entirety as follows:

          In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T and/or the Fund's sub-adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees. The Group will employ one or more securities lending agents to initiate and effect securities lending transactions for the Group. While the lending of securities may subject the Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will lend only on a fully collateralized basis in order to reduce such risk. During the time portfolio securities are on loan, the Fund is entitled to receive any dividends or interest paid on such securities. Additionally, cash collateral received will be invested on behalf of the Fund exclusively in money market instruments. While the Fund will not have the right to vote securities on loan, the Fund intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will restrict its securities lending to 33 1/3% of its total assets.

     2. Under "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" on page 21, a new provision is added as follows:

          PORTFOLIO BROKERAGE. When placing orders for the Group's securities transactions, BB&T or the Fund's sub-adviser will use its judgment to obtain best price and execution. The full range and quality of brokerage services available are considered in making these determinations. BB&T or the Fund's sub-adviser may use a qualified affiliated broker or dealer of BB&T to execute the Group's transactions when it reasonably believes that commissions (or prices) charged and transaction quality will be at least comparable to those available from other qualified brokers or dealers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                            BB&T MUTUAL FUNDS GROUP

                       Supplement dated June 22, 1998 to
                   Statement of Additional Information dated
                                February 1, 1998

     Capital terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     The third paragraph on page B-46 of the Statement of Additional Information is deleted in its entirety and is replaced with the following:

          To the extent permitted by applicable rules and regulations, either BB&T or the Sub-Advisers may execute portfolio transactions on behalf of the Funds through an affiliate of BB&T. As required by Rule 17e-1 under the Investment Company Act of 1940, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

     On page B-51, the following section is added:

          SECURITIES LENDING AGENT

          The Group has retained Cantor Fitzgerald & Co. ("Cantor Fitzgerald") as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the Group's behalf. Cantor Fitzgerald has employed BISYS to provide certain administrative services relating to securities lending transactions entered into on behalf of the Group. Cantor Fitzgerald, rather than the Group, will compensate BISYS for those services.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION PROSPECTUS FOR FUTURE REFERENCE.